Annual Total Returns- Alger Small Cap Focus Fund - Y (Class Y Shares) [BarChart] - Class Y Shares - Alger Small Cap Focus Fund - AC - Class Y	2018	2019	2020
Total	14.51%	24.59%	53.75%